Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Verizon Communications Inc. and Subsidiaries
For the Years Ended December 31, 2019, 2018 and 2017

				(dollars in millions)
		Additions
Description	Balance at Beginning of Period	Charged to Expenses	Charged to Other Accounts(a)	Deductions(b)	Balance at End of Period(c)
Allowance for Uncollectible Accounts Receivable:
Year 2019	$930	$1,441	$133	$1,644	$860
Year 2018	1,199	776	216	1,261	930
Year 2017	1,146	1,167	205	1,319	1,199

		Additions
Description	Balance at Beginning of Period	Charged to Expenses	Charged to Other Accounts(d)	Deductions(e)	Balance at End of Period
Valuation Allowance for Deferred Tax Assets:
Year 2019	$2,741	$402	$8	$891	$2,260
Year 2018	3,293	251	112	915	2,741
Year 2017	2,473	765	273	218	3,293

(a)	Charged to Other Accounts primarily includes amounts previously written off which were credited directly to this account when recovered.

(b)	Deductions primarily include amounts written off as uncollectible or transferred to other accounts or utilized.

(c)
Allowance for Uncollectible Accounts Receivable includes approximately $127 million, $165 million and $260 million at December 31, 2019, 2018, and 2017, respectively, related to long-term device payment plan receivables.

(d)	Charged to Other Accounts includes current year increase to valuation allowance charged to equity and reclassifications from other balance sheet accounts.
(e)
Reductions to valuation allowances related to deferred tax assets.